Unaudited Statements of Comprehensive Income - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net sales	$ 829,282,552	$ 663,514,261
Services income	4,287,490	5,421,106
Total sales revenues	833,570,042	668,935,367
(Reversal) impairment of wells, pipelines, properties, plant and equipment	(42,360,452)	3,401,410
Cost of sales	580,975,521	462,729,531
Gross income	294,954,973	202,804,426
Other revenues (expenses), net	7,724,055	11,835,353
General expenses:
Transportation, distribution and sale expenses	11,074,051	11,534,095
Administrative expenses	64,326,282	58,823,214
Total general expenses	75,400,333	70,357,309
Operating income	227,278,695	144,282,470
Financing income	10,969,569	7,301,747
Financing cost	(56,972,817)	(49,612,925)
Derivative financial instruments income, net	(9,292,906)	20,332,885
Exchange income (loss), net	2,505,317	202,662,743
Share of profit (loss) in joint ventures, associates and other, net	848,136	874,954
Income (loss) before taxes, duties and other	175,335,994	325,841,874
Total taxes, duties and other	225,196,389	205,126,125
Net income (loss) for the period	(49,860,395)	120,715,749
Total other comprehensive result		(8,693,933)
Total comprehensive result for the period	(44,457,921)	112,021,816
Petroleos Mexicanos [member]
Net sales	25,938,781
Services income	1,063	23,857,126
Total sales revenues	25,939,844	23,857,126
Cost of sales	756,024	918,185
Gross income	25,183,820	22,938,941
Other revenues (expenses), net	(377,919)	118,833
General expenses:
Administrative expenses	31,910,466	28,770,349
Total general expenses	31,910,466	28,770,349
Operating income	(7,104,565)	(5,712,575)
Financing income	69,155,174	73,867,766
Financing cost	(102,499,425)	(124,312,104)
Derivative financial instruments income, net	2,072,712	19,870,040
Exchange income (loss), net	(4,702,375)	13,115,502
Share of profit (loss) in joint ventures, associates and other, net	(5,624,647)	143,724,838
Income (loss) before taxes, duties and other	(48,703,126)	120,553,467
Total taxes, duties and other	1,161,878
Net income (loss) for the period	(49,865,004)	120,553,467
Total comprehensive result for the period	(49,865,004)	120,553,467
Subsidiary guarantors [member]
Net sales	1,051,251,543	865,103,534
Services income	2,877,557	61,032,964
Total sales revenues	1,054,129,100	926,136,498
(Reversal) impairment of wells, pipelines, properties, plant and equipment	(44,514,468)	3,401,410
Cost of sales	795,193,399	721,581,006
Gross income	303,450,169	201,154,082
Other revenues (expenses), net	(8,747,075)	16,806,647
General expenses:
Transportation, distribution and sale expenses	12,532,835	15,503,958
Administrative expenses	53,499,891	51,437,407
Total general expenses	66,032,726	66,941,365
Operating income	228,670,368	151,019,365
Financing income	48,598,715	75,895,590
Financing cost	(60,609,693)	(67,628,113)
Derivative financial instruments income, net	(9,703,700)	61,447
Exchange income (loss), net	6,994,794	187,757,424
Share of profit (loss) in joint ventures, associates and other, net	59,542	39,768
Income (loss) before taxes, duties and other	214,010,026	347,145,480
Total taxes, duties and other	220,005,393	203,145,633
Net income (loss) for the period	(5,995,367)	143,999,847
Total comprehensive result for the period	(5,995,367)	143,999,847
Non-guarantor subsidiaries [member]
Net sales	460,490,759	502,872,174
Services income	1,408,870	1,458,626
Total sales revenues	461,899,629	504,330,800
(Reversal) impairment of wells, pipelines, properties, plant and equipment	2,154,016
Cost of sales	452,087,772	496,782,155
Gross income	7,657,841	(5,074,714)
Other revenues (expenses), net	2,439,188	3,128,038
General expenses:
Transportation, distribution and sale expenses	532,111	576,216
Administrative expenses	4,074,013	3,128,038
Total general expenses	4,606,124	3,704,254
Operating income	5,490,905	(1,230,323)
Financing income	1,598,846	1,230,323
Financing cost	(2,024,870)	(1,605,040)
Derivative financial instruments income, net	(1,661,925)	401,398
Exchange income (loss), net	212,898	1,789,817
Share of profit (loss) in joint ventures, associates and other, net	788,594	835,187
Income (loss) before taxes, duties and other	4,404,448	1,727,792
Total taxes, duties and other	4,029,118	1,980,492
Net income (loss) for the period	375,330	(252,700)
Total other comprehensive result	5,402,474	(8,693,933)
Total comprehensive result for the period	5,777,804	(8,946,633)
Eliminations [member]
Net sales	(708,398,531)	(4,546,079)
Services income		(34,512,580)
Total sales revenues	(708,398,531)	(29,058,659)
Cost of sales	(667,061,674)	(756,551,815)
Gross income	(41,336,857)	(28,837,242)
Other revenues (expenses), net	14,409,861	(15,413)
General expenses:
Transportation, distribution and sale expenses	(1,990,895)	(4,546,079)
Administrative expenses	(25,158,088)	(24,512,580)
Total general expenses	(27,148,983)	(29,058,659)
Operating income	221,987	206,004
Financing income	(108,383,166)	(143,998,362)
Financing cost	108,161,171	143,932,332
Derivative financial instruments income, net	7
Share of profit (loss) in joint ventures, associates and other, net	5,624,647	(143,724,839)
Income (loss) before taxes, duties and other	5,624,646	(143,584,865)
Net income (loss) for the period	5,624,646	(143,584,865)
Total comprehensive result for the period	$ 5,624,646	$ (143,584,865)